Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Total Payments
Total	$ 678,482	$ 678,482
UNITED STATES | Gouverneur Central School District
Total	243,675	243,675
UNITED STATES | Internal Revenue Service
Total	175,000	175,000
UNITED STATES | Town of Fowler
Total	$ 259,807	$ 259,807